Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Commitments
32.	Commitments

Total minimum lease payments, under non-cancellable operating leases, are as follows:

	2017	2016	2015

Less than one year	12,783	803	45
More than one year and less than five years	16,877	28,349	39,015
	29,660	29,152	39,060

The operating lease expenses for the year ended December 31, 2017 totaled R$21,377 (R$11,221 in 2016, and R$9,792 in 2015).

All agreements that have a clause establishing a fine in the event of breach of contract provide for a penalty of up to three months of rent. If the Company terminated these agreements, the total penalties would be approximately R$1,228.